UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [_]; Amendment Number:
                                                -----
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

/s/  John Grizzetti                     New York, New York  November 14, 2007
--------------------------------------  ------------------  ------------------
/s/ by  John Grizzetti    with Express    [City, State]           [Date]
       ------------------
     Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              21
                                            --------------------

Form 13F Information Table Value Total:          $1,658,033
                                            --------------------
                                                 (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

Column 1                         Column 2     Column 3  Column 4          Column 5         Column 6    Column 7       Column 8
----------------------------- -------------- ---------- -------- ------------------------ ----------- ---------- -------------------
                                                        VALUE    SHRS OR            PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT    SH/PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
ALCAN INC.                    COMMON STOCK   013716105  554,324  5,538,812   SH            SOLE                    X
CALL/QCOM(AAOAJ)@
50 EXP 01/19/2008             OPTION-CALL    9EQ1NFD74  968      15,004      SH     CALL   SOLE                    X

CHITTENDEN CORP CMN           COMMON STOCK   170228100  64,441   1,832,800   SH            SOLE                    X
WTS/CONSECO, INC. 27.6000     WARRANT EXP
EXP09/10/2008                 9/20/2008      208464123  20       130,741     SH            SOLE                    X
CYPRESS SEMICONDUCTOR CORP
CMN                           COMMON STOCK   232806109  41,560   1,422,800   SH            SOLE                    X
DADE BEHRING HOLDINGS INC
CMN                           COMMON STOCK   23342J206  121,727  1,594,330   SH            SOLE                    X
DISCOVERY HOLDING CO CMN
CLASS A                       COMMON STOCK   25468Y107  107,616  3,730,179   SH            SOLE                    X

DOW-JONES & CO INC CMN        COMMON STOCK   260561105  178,877  2,996,258   SH            SOLE                    X

GOLDEN ENTERPRISES CMN        COMMON STOCK   381010107  1,669    556,417     SH            SOLE                    X

GLOBALSANTAFE CORP CMN        COMMON STOCK   G3930E101  85,523   1,125,000   SH            SOLE                    X
HUBBELL INCORPORATED CLASS
A CMN CLASS A                 COMMON STOCK   443510102  20,429   342,713     SH            SOLE                    X
HUBBELL INCORPORATED CLASS
B CMN CLASS B                 COMMON STOCK   443510201  56,682   992,338     SH            SOLE                    X
INTERNET CAPITAL GROUP INC
ORD CMN                       COMMON STOCK   46059C205  27,650   2,304,164   SH            SOLE                    X

INDYMAC BANCORP, INC. CMN     COMMON STOCK   456607100  16,015   678,308     SH            SOLE                    X

MDS INC CMN                   COMMON STOCK   55269P302  94,913   4,404,308   SH            SOLE                    X
PLAYBOY ENTERPRISES INC
CL-B (HOLDING CO) CLASS B     COMMON STOCK   728117300  3,013    280,500     SH            SOLE                    X

PLAYTEX PRODUCTS, INC. CMN    COMMON STOCK   72813P100  74,023   4,049,405   SH            SOLE                    X

QUALCOMM INC CMN              COMMON STOCK   747525103  76,279   1,805,000   SH            SOLE                    X
REUTERS GROUP PLC SPONS ADR
SPONSORED ADR CMN             SPONSORED ADR  76132M102  3,557    44,842      SH            SOLE                    X

SAIC, INC. CMN                COMMON STOCK   78390X101  81,417   4,242,700   SH            SOLE                    X
SUNPOWER CORPORATION CMN
CLASS A                       COMMON STOCK   867652109  47,330   571,476     SH            SOLE                    X